UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-09084
The Weiss Fund
(Exact name of registrant as specified in charter)
7111 Fairway Drive, Suite 102
Palm Beach Gardens, FL 33418
(Address of principal executive offices) (Zip code)
Jeffrey B. Wilson, Esq.
7111 Fairway Drive, Suite 102
Palm Beach Gardens, FL 33418
(Name and address of agent for service)
registrant’s telephone number, including area code: 561-515-8558
Date of fiscal year end: December 31
Date of reporting period: June 30, 2008
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

THE WEISS FUND

A LETTER FROM THE PRESIDENT	June 30, 2008
Dear Shareholder,

It is with pleasure that I present the Semi-Annual Report for the six months ended June 30, 2008, for the Weiss Treasury Only Money Market Fund.

U.S. economic growth slowed markedly in the first six months of 2008 amid record gasoline prices, a decline in credit availability and the deepest housing slump in 25 years. The economy’s one percent annual growth rate in the first quarter capped the weakest six months of growth in five years, with little expectation of sustainable improvement in the months ahead given faltering consumer confidence and a growing squeeze on corporate America’s profit margins.

In our annual report last December, we discussed how indiscriminate lending and poor underwriting standards during the housing boom resulted in the collapse of the housing market. Short-term credit markets became dysfunctional as commercial and investment banks tightened their lending standards, further exacerbating the problem. As we fast forward to present day, trends in housing have steadily worsened, with prices dropping over 15% in April from a year ago.1 Credit markets meanwhile, remain badly impaired highlighted by the freefall in financial sector share prices. What had begun as a liquidity problem has in many cases resulted in a much more serious solvency problem. The Federal Reserve’s orchestrated bailout of Bear Stearns in March, followed by the near collapse of the Government Sponsored Enterprises, Fannie Mae and Freddie Mac, underscore the severity of this crisis.

We believe the Federal Reserve is attuned to the substantial risks facing the economy but may have further difficulties in containing the crisis. While policy makers decided to leave short-term interest rates unchanged at 2% in their June meeting, the 2.25 percentage points of reductions thus far this year represents the most aggressive easing of monetary policy in two decades. As inflationary concerns rise, primarily due to escalating food and energy costs, many market participants now look for the Fed to begin raising interest rates, perhaps as early as September. In our view, rate hike expectations later this year seem premature. The Fed may be reluctant to restrict monetary policy given lingering economic and financial fragility. We expect short-term interest rates to remain low for the foreseeable future, and it’s quite possible rates may move lower still should the economy deteriorate further as we expect over the coming year.

Given the unstable economic backdrop, volatility in the U.S. Treasury market was pronounced during the first six months of the year, as a significant flight to quality emerged. U.S. Treasury Bill yields plunged from over 3.3% in January, to a low of 0.57% during the Bear Stearns debacle in mid-March, driven by heavy institutional and retail demand for the safest securities in the world. Treasury yields stabilized and began heading higher shortly thereafter on the announced takeover of Bear Stearns, but remained below 2% through the end of June.

1 S&P/Case-Shiller index of home prices in 20 metropolitan cities fell at an annual rate of 15.3% in April.

The performance of your Weiss Treasury Only Money Market Fund is directly affected by the gyrations of short-term U.S. Treasury securities. As interest rates have fallen, the yield on the Fund has predictably declined. However, our policy of keeping the average weighted maturity in the 30 to 40 day range benefited the Fund, particularly during the flight to quality in March. The yield of the Fund remained above many of our competitors, who in many cases had average weighted maturities of as little as one day. Make no mistake, however, that while our principles with respect to the management of your Fund are three fold: safety of principal, liquidity, and a reasonable rate of return, in the current fragile environment, we will sacrifice some return in order to ensure that your money is extremely safe and very liquid.

As we look toward the last half of the year, we continue to expect the economy to face significant challenges. While inflation scares have emerged, the economy will likely remain weak enough that it will be difficult for companies to pass along higher prices to consumers. Our biggest, immediate concern is not inflation, but deflation given the bursting of the housing bubble and the Fed’s delayed response in tackling the crisis. As such, we believe we have positioned the Fund to benefit should short-term interest rates decline further. On the other hand, should economic growth pick up more than we expect, and inflationary pressures do not reverse course, then the Fund would also stand to benefit by rolling over maturities at higher interest rates.

As always, we thank you for investing in the Weiss Treasury Only Money Market Fund and welcome your questions and comments. We look forward to continuing to serve your interests of safety, liquidity, and a reasonable rate of return in the future. Should you have any questions about the Weiss Fund, please call a Fund representative at 800.430.9617.

Sincerely,

Sharon A. Daniels
President
The Weiss Fund

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

THE WEISS FUND

FUND EXPENSE EXAMPLES (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008 to June 30, 2008.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/1/08	6/30/08	1/1/08-6/30/08

Actual	$1,000	$1,008.00	$3.59
Hypothetical (5% return before expenses)	$1,000	$1,021.28	$3.62

*	Expenses are equal to the Fund’s annualized expense ratio of 0.72% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

THE WEISS FUND

PORTFOLIO HOLDINGS SUMMARY TABLE

The U.S. Securities and Exchange Commission (SEC) requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual, and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following table, which presents portfolio holdings as a percent of total investments, is provided in compliance with such requirement.

% of Net
Security Type	Assets

U.S. Treasury Bills	75.3%
Repurchase Agreements	24.4%
Short-Term Investment	0.3%

100.0%

Portfolio holdings are subject to change at any time.

THE WEISS FUND
Weiss Treasury Only Money Market Fund
Statement of Net Assets, June 30, 2008
(Unaudited)

Description and Percentage of Portfolio	Par (000)	Value

U.S. Treasury Bills — 75.3%
1.040%, 07/10/2008	$5,000	$4,998,700
1.205%, 07/17/2008	5,000	4,997,322
1.080%, 07/24/2008	5,000	4,996,550
1.620%, 07/24/2008	5,000	4,994,825
1.120%, 07/31/2008	5,000	4,995,333
1.600%, 07/31/2008	5,000	4,993,333
1.370%, 08/07/2008	10,000	9,985,920
1.400%, 08/14/2008	5,000	4,991,444
1.780%, 08/14/2008	10,000	9,978,245
1.810%, 08/21/2008	5,000	4,987,179
1.310%, 09/04/2008	5,000	4,988,174
1.770%, 09/11/2008	5,000	4,982,300
1.920%, 09/18/2008	5,000	4,978,933
1.840%, 09/25/2008	5,000	4,978,022
1.760%, 10/02/2008	5,000	4,977,267

Total U.S. Treasury Bills (Cost $84,823,547)		84,823,547

Repurchase Agreements — 24.4%
Morgan Stanley & Co., Inc. Repurchase Agreements 1.70%, due 07/01/08 (dated 06/30/08; proceeds $27,501,299, collateralized by $25,515,000 U.S. Treasury Notes, 5.125% due 05/15/16, valued at $28,050,428) (Cost $27,500,000)	27,500	27,500,000

See accompanying notes to financial statements.

THE WEISS FUND
Weiss Treasury Only Money Market Fund
Statement of Net Assets, June 30, 2008 (Concluded)
(Unaudited)

	Shares
	(000)	Value

Short-Term Investment — 0.4%
BlackRock Provident Institutional Funds — T-Fund (Cost $364,903)	365	$364,903

Total Investments — 100.1% (Cost $112,688,450*)		112,688,450
Liabilities in Excess of Other Assets — (0.1%)
Dividend Payable		(3,233)
Accrued Advisory Expense		(14,933)
Accrued Administrative Expense		(13,920)
Accrued Custody Expense		(3,825)
Accrued Transfer Agent Expense		(19,271)
Other Liabilities		(22,490)
Other Assets		3,658

		(74,014)

Net Assets — 100.0% (Equivalent to $1.00 per share based on 112,614,834 shares of capital stock outstanding)		$112,614,436

Net Asset Value, Offering and Redemption Price Per Share ($112,614,436 / 112,614,834 shares outstanding)		$1.00

*	Aggregate cost for federal income tax purposes is substantially the same.

The Fund has adopted the provisions of Statement of Financial Accounting-Standards Board No. 157 (“SFAS 157”) as of the beginning of the current fiscal year. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, the Fund utilizes a fair value hierarchy which prioritizes inputs to valuation techniques used to measure fair value into three broad levels:

  • Level 1 — quoted prices in active markets for identical securities

•	Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

See accompanying notes to financial statements.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s net assets as of June 30, 2008 is as follows:

Investments in Securities
Valuation Inputs	(Market Value)

Level 1 — Quoted Prices	$364,903
Level 2 — Other Significant Observable Inputs	112,323,547
Level 3 — Significant Unobservable Inputs	0

Total	$112,688,450

THE WEISS FUND
Weiss Treasury Only Money Market Fund
Statement of Operations
For the Six-Month Period Ended June 30, 2008
(Unaudited)

Investment Income:
Interest	$1,290,794

Expenses:
Investment Advisory fees	276,619
Legal fees	93,738
Transfer agent fees	75,835
Administration fees	59,975
Trustees’ and Chief Compliance Officer fees	17,753
Registration and filing fees	14,991
Printing fees	12,948
Custodian fees	10,829
Audit fees	6,670
Insurance fees	4,034
Miscellaneous expenses	734

574,126
Less: expenses waived and reimbursed	(175,707)

Total expenses	398,419

Net investment income	892,375

Net increase in net assets resulting from operations	$892,375

See accompanying notes to financial statements.

THE WEISS FUND
Statement of Changes in Net Assets

	For the six-month period	For the
	ended June 30, 2008	year ended
	(Unaudited)	December 31, 2007

Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$892,375	$4,722,506

Net increase in net assets resulting from operations	892,375	4,722,506
Distributions:
From net investment income ($0.01 and $0.04 per share, respectively)	(892,375)	(4,722,506)
Capital share transactions:
Net decrease from capital share transactions	(4,721,722)	(9,222,565)

Total decrease in net assets	(4,721,722)	(9,222,565)
Net Assets
Beginning of period	117,336,158	126,558,723

End of period	$112,614,436	$117,336,158

See accompanying notes to financial statements.

THE WEISS FUND
Financial Highlights
For a share outstanding throughout each period

	For the six-month period		Weiss Treasury Only Money Market Fund
	ended June 30, 2008		For the year ended December 31,
	(Unaudited)		2007	2006	2005	2004	2003

Net Asset Value, beginning of period:	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.01		0.04	0.04	0.02	0.01	0.00

Less Distributions:
From net investment income	(0.01)		(0.04)	(0.04)	(0.02)	(0.01)	(0.00)*

Net Asset Value, end of period:	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.80%		4.19%	4.22%	2.41%	0.59%	0.44%
Ratios/Supplemental Data:
Net assets, end of period (000)	$112,614		$117,336	$126,559	$105,921	$113,340	$161,138
Ratio of expenses to average net assets[1,2]	0.72	%**	0.71%	0.68%	0.68%	0.68%	0.65%
Ratio of net investment income to average net assets[3]	1.61	%**	4.12%	4.16%	2.37%	0.55%	0.46%

[1]	Expense ratios before waivers and reimbursement of expenses for the period ended June 30, 2008, and the years ended December 31, 2007, 2006, 2005, 2004 and 2003 would have been 1.04%, 0.99%, 0.99%, 0.96%, 0.91%, and 0.75%, respectively.

[2]	From January 1, 2007 until May 10, 2007, the Manager voluntarily agreed to limit the Fund’s expense ratio to 0.68% (exclusive of extraordinary and certain other expenses). Effective May 11, 2007, the Manager increased the expense limitation with respect to the Fund to an annual rate of 0.72% (exclusive of extraordinary and certain other expenses) of the average net assets of the Fund.

[3]	Net investment income ratios before waivers and reimbursement of expenses for the period ended June 30, 2008, and the years ended December 31, 2007, 2006, 2005, 2004, and 2003 would have been 1.29%, 3.84%, 3.85%, 2.09%, 0.32%, and 0.36%, respectively.

*	Distributions are less than a penny per share.

**	Annualized

See accompanying notes to financial statements.

THE WEISS FUND
Notes to the Financial Statements
June 30, 2008
(Unaudited)

1.	Fund Organization

The Weiss Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 10, 1995 as Weiss Treasury Fund. The Trust is a series fund that is authorized to issue shares of beneficial interest in the Weiss Treasury Only Money Market Fund (the “Fund”). The Fund commenced operations on June 28, 1996.

The Board of Trustees of the Trust oversees the business affairs of the Trust and is responsible for significant decisions relating to the Fund’s investment objectives and policies. The Trustees delegate the day-to-day management of the Fund to the officers of the Trust.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio Valuation:  The Fund’s securities are valued at amortized cost. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any applicable discount or premium.

Security Transactions and Investment Income:  Security transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income, including the accretion of discount and amortization of premium, is accrued daily. The Fund’s expenses are also accrued daily. Net investment income for the Fund consists of all interest income accrued on the Fund’s assets, less accrued expenses.

Dividends and Distributions to Shareholders:  Dividends from the Fund’s net investment income are declared daily and paid monthly. The Fund intends to pay accrued dividends on the last business day of each month. The Fund may make an additional distribution of income and gains if necessary to satisfy a calendar year excise tax distribution requirement. The tax character of all distributions paid during 2008 and 2007 was ordinary income.

Federal Income Taxes:  The Fund is classified as a separate taxable entity for Federal income tax purposes. The Fund intends to qualify as a “regulated investment company” under the Internal Revenue Code and make the requisite distributions to its shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. Net investment income and short-term capital gains, if any, are taxed as ordinary income. Income and capital gains of the Fund are determined in accordance with both tax regulations and accounting principles generally accepted in the United States of America. Such determinations may result in temporary and permanent differences between tax basis earnings and earnings reported for financial statement purposes. These

THE WEISS FUND
Notes to the Financial Statements
(Continued)

differences, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in computation of distributable income and capital gains.

The Fund has adopted the provisions of FASB Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes, as of the beginning of the current fiscal year. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, Management has analyzed the Fund’s tax positions and has concluded that no provision for income tax is required in the Fund’s financial statements. Management of the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management’s conclusions regarding the adoption of FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations and administrative interpretations (including court decisions). Each of the Fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”) was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why a fu nd uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund’s results of operations and financial position. Management is currently evaluating the impact of FAS 161 on financial statement disclosures, if any.

Repurchase Agreements:  The Fund may agree to purchase money market instruments subject to the seller’s agreement to repurchase them at an agreed upon date and price. The seller, under a repurchase agreement, will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. In connection therewith, the Trust’s Custodian receives and holds collateral. If the value of the collateral falls below the required amount of collateral, the Trust will require the seller to deposit additional collateral.

3.	Investment Manager, Distributor, Administrator, and Other Related Party Transactions

Weiss Capital Management, Inc. (the “Manager”) serves as the Investment Manager to the Fund. Under an investment advisory agreement with the Trust, on behalf of the Fund, the Manager provides continuous advice and recommendations concerning the Fund’s investments. To compensate the Manager for its services, the Fund agreed to pay monthly a fee at the annual rate of 0.50% of average daily net assets. The Manager may from time to time waive all or a portion of its fees payable by the Fund. Certain officers of the Manager serve as President, Secretary, Treasurer and Trustee to the Trust.

Delray Financial Corporation (“Delray”), has been retained by the Manager to provide sub-advisory services to the Fund. Under a sub-advisory agreement

THE WEISS FUND
Notes to the Financial Statements
(Continued)

with the Manager, Delray renders continuous investment advice to the Manager as to the investment of the Fund’s assets. However, the Manager is responsible for implementing the execution of transactions recommended by Delray in the exercise of the Manager’s independent judgment regarding the appropriateness of Delray’s investment recommendations for the Fund in accordance with its investment objectives, policies and restrictions. The Manager pays Delray a fee out of the investment advisory fees it receives from the Fund.

Weiss Capital Securities, Inc. (the “Distributor”), a registered broker-dealer and wholly owned subsidiary of the Manager, serves as the Trust’s Distributor.

PFPC Inc. (“PFPC”), an indirect wholly-owned subsidiary of PNC Bank, serves as the Trust’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. Effective July 14, 2008, PFPC has changed its name to PNC Global Investment Servicing (U.S.), Inc. (“PNC”). PNC also serves as the Trust’s Transfer Agent, dividend disbursing agent and registrar. PFPC Trust Company serves as the Custodian for the Fund’s portfolio securities and cash. An officer of PNC serves as Assistant Treasurer of the Trust.

From January 1, 2007 until May 10, 2007, the Manager voluntarily agreed to limit the Fund’s expense ratio to 0.68% (exclusive of extraordinary and certain other expenses). Effective May 11, 2007, the Manager increased the expense limitation with respect to the Fund to an annual rate of 0.72% (exclusive of extraordinary and certain other expenses) of the average net assets of the Fund. In order to maintain this ratio, the Manager has waived a portion of its fees, which amounted to $175,707. These waivers are not recoupable.

The Chief Compliance Officer (“CCO”) is an employee of the Manager. The Fund reimburses the Manager for a portion of her salary allocated to her duties as the CCO of the Fund. The level of reimbursement is reviewed and determined by the Trustees at least annually. For the period ended June 30, 2008, the Fund reimbursed the Manager $6,000 for CCO fees.

Dechert LLP serves as legal counsel to the Trust.

Each non-interested Trustee receives an annual fee of $1,500, $1,250 for each Board meeting attended, $500 for each Audit Committee or other meeting attended, plus reimbursement of out-of-pocket expenses for serving in that capacity. No person who is an officer, trustee, or employee of the Manager, Distributor, Administrator, or of any parent or subsidiary thereof, who serves as officer, trustee, or employee of the Trust receives any compensation from the Trust.

4.	Net Assets

At June 30, 2008, the Fund’s net assets consisted of:

Paid in Capital	$112,614,436

As of June 30, 2008, the components of distributable earnings on a tax basis were the same as above.

THE WEISS FUND
Notes to the Financial Statements
(Continued)

5.	Shares of Beneficial Interest

The Trust’s Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of beneficial interest each having $0.01 par value. The Manager, in its capacity as Investment Adviser to its clients’ discretionary assets, may use the Fund as an investment vehicle for its clients’ cash assets. As such, there may be large fluctuations in the size of the Fund’s assets based on the Manager’s investment decisions. These fluctuations do not affect Fund performance.

Transactions in capital shares for the period ended June 30, 2008 and the year ended December 31, 2007, respectively, are summarized below.

	Period Ended June 30, 2008		Year Ended December 31, 2007
	Shares	Value	Shares	Value

Shares Sold	75,589,988	$75,589,988	196,350,833	$196,350,833
Shares Reinvested	876,346	876,346	4,592,222	4,592,222
Shares Repurchased	(81,188,056)	(81,188,056)	(210,165,620)	(210,165,620)

Net Decrease	(4,721,722)	$(4,721,722)	(9,222,565)	$(9,222,565)

THE WEISS FUND
Supplement Information — Fund Management (Unaudited)

Information pertaining to the Trustees and Officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 430-9617.

			Number of
			Portfolios	Other
			in Fund	Trusteeships/
	Term of Office		Complex	Directorships
Name, (Age), Address and	and Length of	Principal Occupation(s)	Overseen	Held by
Position(s) with Trust	Time Served[1]	During Past 5 Years	by Trustee	Trustee
DISINTERESTED TRUSTEES

Jeffrey Pheterson (56) 7111 Fairway Drive Suite 102 Palm Beach Gardens, FL 33418 Trustee	Trustee since May 4, 2006	Attorney and Shareholder, Buckingham, Doolittle & Burroughs, LLP (June 2005 - present); Attorney and Shareholder, Law Offices of Pheterson & Bleau (January 1986 - June 2005).	1	None

Robert Z. Lehrer (74) 7111 Fairway Drive Suite 102 Palm Beach Gardens, FL 33418 Trustee	Trustee since November 30, 1995	President, Wyndmoor Sales Co. Inc. (1985 - present) (textiles).	1	None

Donald Wilk (70) 7111 Fairway Drive Suite 102 Palm Beach Gardens, FL 33418 Trustee	Trustee since November 30, 1995	President, Donald Wilk Corporation (1990 - present) (computer sales and credit card processing).	1	None

OFFICER(S) AND INTERESTED TRUSTEE

Sharon A. Daniels (46) 7111 Fairway Drive Suite 102 Palm Beach Gardens, FL 33418 President	President since February 10, 2005 Trustee since June 22, 2006	President, The Weiss Fund, (February 2005 - present); President, Weiss Capital Securities, Inc., (June 2004 - Present); President, Weiss Capital Management, Inc. (June 2004 - Present); Vice President, Weiss Research Inc., (February 2001 - June 2004); Group Publisher, Weiss Research, Inc., February 2000 - February 2003).	1	None

[1]	Each Trustee and officer serves for an indefinite term, until his/her successor is duly elected and qualified.

Number of
			Portfolios	Other
			in Fund	Trusteeships/
	Term of Office		Complex	Directorships
Name, (Age), Address and	and Length of	Principal Occupation(s)	Overseen	Held by
Position(s) with Trust	Time Served[1]	During Past 5 Years	by Trustee	Trustee
OFFICER(S) WHO ARE NOT TRUSTEES

Jeffrey Rano (43) 7111 Fairway Drive Suite 102 Palm Beach Gardens, FL 33418 Secretary and Treasurer	Secretary and Treasurer since February 10, 2005	Controller, Weiss Capital Management, Inc. (December 2006 - present); Financial and Operations Principal, Weiss Capital Securities, Inc. (May 2004 - present); Financial Planning Manager, Weiss Capital Management, Inc. (May 2004 - December 2006); Vice President and Financial Operations Principal, VeraVest Investments, Inc. (November 2002 - April 2004); Accountant, Allmerica Financial Corporation (November 1993 - April 2004).	N/A	N/A

Faith Imbernon (39) 7111 Fairway Drive Suite 102 Palm Beach Gardens, FL 33418 Chief Compliance Officer	Chief Compliance Officer since August 2, 2007	Chief Compliance Officer, Weiss Capital Management, Inc. (June 2007 - Present); Compliance Officer, Weiss Capital Management, Inc., Weiss Capital Securities, Inc. and the Weiss Fund (March 2006 - June 2007) Self-employed, Real Estate (December 2003 - March 2006) Assistant to Vice President Facilities, America’s Capital Partners (November 2002 - December 2005) Self-employed, Contractor (April 2002 - November 2002) Co-Manager/Principal, Vestin, Inc. (December 2001 - April 2002); Assistant Vice President, American Business Financial Services (January 1998 - December 2001).	N/A	N/A

David Castaldi (43) 103 Bellevue Parkway Wilmington, DE 19809 Assistant Treasurer	Assistant Treasurer since January 1, 2006	Vice President and Director of Accounting and Administration, PNC Global Investment Servicing (U.S.), Inc. (since 2001).	N/A	N/A

[1]	Each Trustee and officer serves for an indefinite term, until his/her successor is duly elected and qualified.

THE WEISS FUND (Unaudited)

QUARTERLY PORTFOLIO SCHEDULES

The Fund files its complete schedule of portfolio holdings with the Securities & Exchange Commission (“SEC”) for the first and third fiscal quarters of each fiscal year (quarters ended March 31 and September 30) on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30, 2008, is available without charge, upon request by calling 1-800-430-9617 and on the SEC’s website at http://www.sec.gov.

WES0808
Officers
    Sharon Parker-Daniels, President
    Jeffrey Rano, Treasurer and Secretary
    Faith Imbernon, Chief Compliance Officer
    David Castaldi, Assistant Treasurer

Investment Manager
    Weiss Capital Management, Inc.
    7111 Fairway Drive
    Suite 102
    Palm Beach Gardens, FL 33418

Sub-Adviser
    Delray Financial Corporation
    4521 PGA Blvd.
    Suite 265
    Palm Beach Gardens, FL 33418

Administrator and Transfer Agent
    PNC Global Investment Servicing (U.S.), Inc.
    301 Bellevue Pkwy.
    Wilmington, DE 19809

Distributor
    Weiss Capital Securities, Inc.
    7111 Fairway Drive
    Suite 102
    Palm Beach Gardens, FL 33418

Counsel
    Dechert LLP
    200 Clarendon Street, 27th Floor
    Boston, MA 02116

Independent Registered Public Accounting Firm
    Tait, Weller & Baker LLP
    1818 Market Street
    Suite 2400
    Philadelphia, PA 19103-2108

This report and the financial statements contained herein are submitted for the general information of shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
THE
  WEISS
    FUND
[WEISS FUND LOGO]

Weiss Treasury Only
Money Market Fund

Semi-Annual Report
to Shareholders
June 30, 2008

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(registrant) The Weiss Fund

By (Signature and Title)*	/s/ Sharon A. Parker-Daniels
Sharon A. Parker-Daniels, President
(principal executive officer)

Date 8/21/08
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Sharon A. Parker-Daniels
Sharon A. Parker-Daniels, President
(principal executive officer)

Date 8/21/08

By (Signature and Title)*	/s/ Jeffrey S. Rano
Jeffrey S. Rano, Treasurer
(principal financial officer)

Date 8/20/08

*	Print the name and title of each signing officer under his or her signature.